DUE FROM FACTOR (Details Narrative)	12 Months Ended
Dec. 31, 2023 USD ($)
Stateside [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	4.00%
[custom:MaximumCommissionAndFeesPayable-0]	$ 30,000
London Interbank Offered Rate Libor 2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Prime Rate [Member] | Stateside [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
[custom:MaximumCommissionAndFeesPayable-0]	$ 30,000
Prime Rate [Member] | Bailey 44 LLc [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	4.25%